CONDENSED BALANCE SHEETS (Parenthetical) - Iris - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Class A common stock pending redemption (in shares)	59,844	64,453
Redemption value per share	$ 9.51	$ 10.07
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Restricted cash	$ 27,347	$ 12,347
Class A shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	280,000,000	280,000,000
Common stock, shares issued (in shares)	7,014,633	7,074,477
Common stock, shares outstanding (in shares)	7,014,633	7,074,477
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares)	280,000,000	280,000,000
Class A common stock subject to possible redemption, issued (in shares)	114,633	174,477
Class A common stock subject to possible redemption, outstanding (in shares)	114,633	174,477
Redemption value per share	$ 9.51	$ 10.07
Common stock, shares outstanding (in shares)	114,633	174,477
Class A common stock not subject to possible redemption
Common stock, shares issued (in shares)	6,900,000	6,900,000
Common stock, shares outstanding (in shares)	6,900,000	6,900,000
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0